Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 — Subsequent Events

On September 30, 2021, the Company entered into an amendment to extend the due date of the $4.0 million in principal payments previously due for April, May, June and July, on the First Lien Facility from September 30, 2021 to October 15, 2021. On October 14, 2021, the Company entered into an amendment to extend the due date from October 15, 2021 to October 29, 2021. On October 29, 2021, the Company entered into an amendment to further extend the due date from October 29, 2021 to November 19, 2021.

On November 15, 2021, the Company entered into an amendment to reset the First Lien Facility’s Total Leverage Ratio and Fixed Charge Coverage Ratio covenants for the quarterly periods of September 30, 2021 to December 31, 2022. In return, the Company was required to make a $20 million principal prepayment, which included the $4 million principal payment due November 19, 2021, payable November 29, 2021. The Company made the $20 million principal payment with proceeds from the debt financing from related party shareholders, as described below. Furthermore, the Company agreed to issue $30 million worth of Class A Common Stock to the administrative agent for the First Lien Facility by December 15, 2021, which subject to certain terms and regulatory restrictions, may sell the Company’s Class A Common Stock and apply the proceeds to the outstanding balance of the loan. In addition, the Company will issue warrants to the administrative agent to purchase $7 million worth of AgileThought’s Class A Common Stock for nominal consideration; this amount will reduce to $5 million if the First Lien Facility is paid in full on or before February 28, 2022. The warrants will be issued on the date that all amounts under the First Lien Facility have been paid in full. The First Lien lenders charged an additional $2.9 million fee paid upon the end of the term loan in exchange for the amended terms. As of September 30, 2021, total fees payable at the end of the term loan, including fees recognized from prior amendments, totaled $6.9 million. As of the issuance of these financial statements, the Company has received letters of best efforts from certain existing shareholders to provide additional debt financing in the form of convertible debt for up to $25 million. Management believes it is probable that such debt financing will be finalized and received during the fourth quarter of 2021. These shareholders understand proceeds from the debt financing will be applied to satisfy our immediate $20 million payment due for the First Lien Facility on November 29, 2021. Refer to Note 8, Long-term Debt, for additional information.

Management has evaluated all subsequent events until November 15, 2021, when the condensed consolidated financial statements were issued. Accordingly, where applicable, the notes to these condensed consolidated financial statements have been updated and adjustments to the Company’s condensed consolidated financial statements have been reflected.

Note 19 — Subsequent events

Equity Contribution

On March 19, 2021, LIVK, related parties to LIVK (and together with LIVK, the “Equity Investors”) and the Company entered into an equity contribution agreement (the “Contribution Agreement”) in which the Company created and issued 2.0 million shares of a new class of Preferred Stock to the Equity Investors in exchange for a capital investment in the aggregate amount of $20.0 million. The proceeds were used to partially repay the Monroe term loan.

Also in March 2021, we received notification that $0.1 million of a $0.3 million PPP loan was forgiven. This gain was recognized on the Statement of Operations in the first quarter of 2021.

In June 2021, we received notification that the full amount of a $1.2 million PPP loan was forgiven. This gain will be recognized on the Statement of Operations in the second quarter of 2021.

As these events arose after the reporting date and did not provide evidence of a condition that existed at December 31, 2020, these are considered non-adjusting subsequent events. Management has evaluated subsequent events up until June 24, 2021, the date the financial statements were issued.